Segment Information - Schedule of Breakdown of Sales by Destination (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net sales
Net sales from continuing operations	$ 67,610	$ 69,368	$ 77,337
United States [Member]
Net sales
Net sales from continuing operations	6,081	7,925	12,169
China [Member]
Net sales
Net sales from continuing operations	22,448	22,121	27,740
United Kingdom [Member]
Net sales
Net sales from continuing operations	10,917	11,985	9,108
Hong Kong [Member]
Net sales
Net sales from continuing operations	6,908	8,225	6,470
Europe [Member]
Net sales
Net sales from continuing operations	12,546	10,016	13,290
Canada [Member]
Net sales
Net sales from continuing operations	3,882	2,988	4,699
Others [Member]
Net sales
Net sales from continuing operations	$ 4,828	$ 6,108	$ 3,861